Share-Based Payment Arrangements - Summary of Cash Settled Share Based Payment Arrangements (Detail) - units units in Millions	Mar. 01, 2024	Feb. 06, 2024	Mar. 01, 2023	Feb. 14, 2023	Mar. 01, 2022	Feb. 15, 2022
2021 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution Date of TSMC's Board of Directors in its meeting						Feb. 15, 2022
Issuance of units					0.2
Grant date					March 1, 2022
2022 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution Date of TSMC's Board of Directors in its meeting				Feb. 14, 2023
Issuance of units			0.4
Grant date			March 1, 2023
2023 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution Date of TSMC's Board of Directors in its meeting		Feb. 06, 2024
Issuance of units	0.6
Grant date	March 1, 2024